Other Investments (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Other Investments [Abstract]
Schedule of Investment

	As at March 31
Particulars	2021	2022
Financial assets measured at FVOCI
- Equity securities (unlisted)	5,409	452

Financial assets measured at FVTPL
- Equity securities (unlisted) (refer note 8 (b))	—	3,412
- Other securities	—	68

Financial assets measured at amortised cost
- Other securities	99	99
Total	5,508	4,031